Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	0.27863%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$825,382.06

Principal:
Principal Collections	$16,783,516.22
Prepayments in Full	$7,721,458.58
Liquidation Proceeds	$247,173.86
Recoveries	$280,248.42
Sub Total	$25,032,397.08
Collections	$25,857,779.14

Purchase Amounts:
Purchase Amounts Related to Principal	$540,603.72
Purchase Amounts Related to Interest	$2,300.23
Sub Total	$542,903.95

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,400,683.09

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,400,683.09
Servicing Fee	$303,260.56	$303,260.56	$0.00	$0.00	$26,097,422.53
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,097,422.53
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$26,097,422.53
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$26,097,422.53
Interest - Class A-3 Notes	$56,618.68	$56,618.68	$0.00	$0.00	$26,040,803.85
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$25,721,519.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,721,519.85
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$25,613,086.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,613,086.93
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$25,536,191.10
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,536,191.10
Regular Principal Payment	$23,916,899.98	$23,916,899.98	$0.00	$0.00	$1,619,291.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,619,291.12
Residual Released to Depositor	$0.00	$1,619,291.12	$0.00	$0.00	$0.00
Total		$26,400,683.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,916,899.98
Total					$23,916,899.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,916,899.98	$42.92	$56,618.68	$0.10	$23,973,518.66	$43.02
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$23,916,899.98	$12.96	$561,231.43	$0.30	$24,478,131.41	$13.26

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$33,802,197.70	0.0606535	$9,885,297.72	0.0177378
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$303,462,197.70	0.1644193	$279,545,297.72	0.1514609

Pool Information
Weighted Average APR	2.731%	2.729%
Weighted Average Remaining Term	26.01	25.25
Number of Receivables Outstanding	32,106	30,962
Pool Balance	$363,912,668.19	$338,204,227.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$340,375,482.98	$316,458,583.00
Pool Factor	0.1821984	0.1693270

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$21,745,644.87
Targeted Overcollateralization Amount	$58,658,930.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,658,930.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		107	$415,687.94
(Recoveries)		142	$280,248.42
Net Loss for Current Collection Period			$135,439.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4466%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6077%
Second Prior Collection Period			0.4464%
Prior Collection Period			0.4206%
Current Collection Period			0.4630%
Four Month Average (Current and Prior Three Collection Periods)			0.4844%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,567	$15,965,272.15
(Cumulative Recoveries)			$3,069,615.49
Cumulative Net Loss for All Collection Periods			$12,895,656.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6456%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,495.79
Average Net Loss for Receivables that have experienced a Realized Loss			$2,823.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.59%	349	$5,365,414.51
61-90 Days Delinquent	0.18%	39	$624,117.58
91-120 Days Delinquent	0.05%	11	$175,968.89
Over 120 Days Delinquent	0.24%	45	$825,138.15
Total Delinquent Receivables	2.07%	444	$6,990,639.13

Repossession Inventory:
Repossessed in the Current Collection Period		25	$383,831.30
Total Repossessed Inventory		43	$665,838.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2657%
Prior Collection Period			0.3426%
Current Collection Period			0.3068%
Three Month Average			0.3051%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4805%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer